IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

1.  Effective August, 2009, Maureen Lally-Green began serving as a Director/Trustee of the below-named funds and as a member of the Board of Directors/Trustees Nominating Committee.

INDEPENDENT DIRECTORS/TRUSTEES BACKGROUND AND COMPENSATION
Name Birth Date Positions Held with Fund/Trust/Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund/Trust/ Corporation (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Maureen Lally-Green Birth Date: July 5, 1949 DIRECTOR / TRUSTEE Began serving: August 2009	Principal Occupation: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct professor of law, Duquesne University School of Law. Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County. Previous Positions: Pennsylvania Superior Court Judge.	$0	$0

2.  For the below-named funds, please add the following for Maureen Lally-Green to the Board ownership table:

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2008
Independent Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
Maureen Lally-Green	None	None

The Federated Funds include all of the following registrants (including any of their portfolios and/or share classes):

Government Cash Series
Municipal Cash Series
Prime Cash Series
Treasury Cash Series
PORTFOLIOS OF CASH TRUST SERIES

Treasury Cash Series II
A PORTFOLIO OF CASH TRUST SERIES II

Edward Jones Money Market Fund

Federated Capital Appreciation Fund
Federated Clover Mid Value Fund
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated InterContinental Fund
Federated International Strategic Value Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated Market Opportunity Fund
Federated Mid Cap Growth Strategies Fund
Federated Prudent Bear Fund
Federated Strategic Value Fund
PORTFOLIOS OF FEDERATED EQUITY FUNDS

Federated Equity Income Fund, Inc.

Federated Municipal Ultrashort Fund
Federated Strategic Income Fund
PORTFOLIOS OF FEDERATED FIXED INCOME SECURITIES, INC.

Federated GNMA Trust

Federated Government Income Securities, Inc.

Federated High Income Bond Fund, Inc.

Federated High Yield Trust

Federated Max-Cap Index Fund
Federated Mid-Cap Index Fund
PORTFOLIOS OF FEDERATED INDEX TRUST

Federated Income Trust

Federated Capital Income Fund
Federated Fund for U.S. Government Securities
Federated Intermediate Corporate Bond Fund
Federated Muni and Stock Advantage Fund
Federated Prudent Global Income Fund
Federated Real Return Bond Fund
Federated Short-Term Income Fund
PORTFOLIOS OF FEDERATED INCOME SECURITIES TRUST

Federated Institutional High Yield Bond Fund
A PORTFOLIO OF FEDERATED INSTITUTIONAL TRUST

Federated  Capital Appreciation Fund II
Federated Capital Income Fund II
Federated Clover Value Fund II
Federated Equity Income Fund II
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Federated International Equity Fund II
Federated Kaufmann Fund II
Federated Market Opportunity Fund II
Federated Mid Cap Growth Strategies Fund II
Federated Prime Money Fund II
Federated Quality Bond Fund II
PORTFOLIOS OF FEDERATED INSURANCE SERIES

Federated Intermediate Government Fund, Inc.

Federated International Bond Fund
Federated International Equity Fund
PORTFOLIOS OF FEDERATED INTERNATIONAL SERIES, INC.

Federated Bond Fund
A PORTFOLIO OF FEDERATED INVESTMENT SERIES FUNDS, INC.

Federated Balanced Allocation Fund
A PORTFOLIO OF FEDERATED MANAGED ALLOCATION PORTFOLIOS

Federated Corporate Bond Strategy Portfolio
Federated High Yield Strategy Portfolio
Federated International Bond Strategy Portfolio
Federated Mortgage Strategy Portfolio
PORTFOLIOS OF FEDERATED MANAGED POOL SERIES

Federated Municipal Securities Fund, Inc.

Federated Total Return Government Bond Fund

Federated U.S. Government Securities Fund:  1-3 Years

Federated U.S. Government Securities Fund:  2-5 Years

Federated Short-Intermediate Duration Municipal Trust

Federated Stock and Bond Fund

Federated Mortgage Fund
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund
PORTFOLIOS OF FEDERATED TOTAL RETURN SERIES, INC.

Federated International High Income Fund
Federated International Leaders Fund
Federated International Small-Mid Company Fund
PORTFOLIOS OF FEDERATED WORLD INVESTMENT SERIES, INC.

Federated Intermediate Municipal Trust
A PORTFOLIO OF INTERMEDIATE MUNICIPAL TRUST

Alabama Municipal Cash Trust
Arizona Municipal Cash Trust
Automated Government Cash reserves
California Municipal Cash Trust
Connecticut Municipal Cash Trust
Federated Tax-Free Trust
Florida Municipal Cash Trust
Georgia Municipal Cash Trust
Maryland Municipal Cash Trust
Massachusetts Municipal Cash Trust
Michigan Municipal Cash Trust
Minnesota Municipal Cash Trust
New Jersey Municipal Cash Trust
New York Municipal Cash Trust
North Carolina Municipal Cash Trust
Ohio Municipal Cash Trust
Pennsylvania Municipal Cash Trust
Tax-Free Instruments Trust
U.S. Treasury Cash Reserves
Virginia Municipal Cash Trust
PORTFOLIOS OF MONEY MARKET OBLIGATIONS TRUST

October 21, 2009

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